Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 94.8%	Par	Value
Aerospace & Defense - 2.5%
TransDigm, Inc.
6.75%, 08/15/2028 (a)	$3,850,000	$3,896,739
6.38%, 03/01/2029 (a)	3,905,000	3,977,879
		7,874,618

Airlines - 2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)	1,014,167	1,014,552
5.75%, 04/20/2029 (a)	6,885,000	6,847,341
		7,861,893

Automobile Components - 1.6%
Phinia, Inc., 6.75%, 04/15/2029 (a)	5,005,000	5,095,355

Commercial Services - 1.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027 (a)	3,440,000	3,348,015

Commercial Services & Supplies - 4.1%
GFL Environmental, Inc., 4.75%, 06/15/2029 (a)	7,005,000	6,872,981
The Brink's Co.
4.63%, 10/15/2027 (a)	1,760,000	1,736,968
6.50%, 06/15/2029 (a)	4,177,000	4,241,664
		12,851,613

Consumer Finance - 4.9%
OneMain Finance Corp.
3.50%, 01/15/2027	4,190,000	4,110,870
3.88%, 09/15/2028	3,960,000	3,763,391
SLM Corp.
3.13%, 11/02/2026	3,863,000	3,827,390
6.50%, 01/31/2030	4,035,000	3,961,212
		15,662,863

Diversified Financial Services - 3.0%
Azorra Finance Ltd., 7.25%, 01/15/2031 (a)	3,060,000	3,089,651
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	2,765,000	2,790,438
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (a)	1,200,000	1,243,346
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (a)	2,225,000	2,299,854
		9,423,289

Electric - 4.6%
Clearway Energy Operating LLC, 4.75%, 03/15/2028 (a)	6,974,000	6,880,943
Vistra Operations Co. LLC, 4.38%, 05/01/2029 (a)	7,976,000	7,787,552
		14,668,495

Electric Utilities - 1.4%
NRG Energy, Inc.
5.25%, 06/15/2029 (a)	2,120,000	2,098,922
3.63%, 02/15/2031 (a)	2,645,000	2,435,652
		4,534,574

Electrical Components & Equipment - 1.9%
WESCO Distribution, Inc.
6.38%, 03/15/2029 (a)	5,050,000	5,140,440
5.25%, 04/15/2031 (a)	775,000	770,374
		5,910,814

Electronics - 0.9%
Sensata Technologies, Inc.
4.38%, 02/15/2030 (a)	1,360,000	1,300,613
3.75%, 02/15/2031 (a)	1,630,000	1,511,858
		2,812,471

Financial Services - 2.5%
Block, Inc., 5.63%, 08/15/2030 (a)	7,895,000	7,851,373

Food - 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029 (a)	3,735,000	3,562,966
5.50%, 03/31/2031 (a)	4,275,000	4,226,573
		7,789,539

Food Products - 2.5%
Darling Ingredients, Inc., 6.00%, 06/15/2030 (a)	7,740,000	7,794,087

Ground Transportation - 2.2%
XPO, Inc., 6.25%, 06/01/2028 (a)	6,990,000	7,076,452

Health Care Providers & Services - 3.3%
Centene Corp., 4.25%, 12/15/2027	3,467,000	3,405,685
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,101,961
4.25%, 06/01/2029	3,925,000	3,805,881
		10,313,527

Healthcare Products - 2.3%
Medline Borrower LP, 3.88%, 04/01/2029 (a)	7,415,000	7,172,988

Hotels, Restaurants & Leisure - 5.7%
Boyd Gaming Corp., 4.75%, 12/01/2027	7,355,000	7,278,532
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	5,270,000	5,335,084
Travel + Leisure Co.
6.63%, 07/31/2026 (a)	3,580,000	3,583,036
6.00%, 04/01/2027	380,000	381,846
4.50%, 12/01/2029 (a)	1,555,000	1,486,951
		18,065,449

Insurance - 2.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/2029 (a)	8,220,000	7,433,099

Investment Companies - 2.8%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	4,625,000	4,608,673
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	4,385,000	4,296,894
		8,905,567

Lodging - 2.2%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029 (a)	3,300,000	3,313,281
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	2,765,000	2,723,246
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	1,105,000	1,104,318
		7,140,845

Machinery - 2.1%
Esab Corp., 6.25%, 04/15/2029 (a)	6,455,000	6,551,173

Media - 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	7,435,000	7,373,962
Sirius XM Radio LLC
3.13%, 09/01/2026 (a)	1,770,000	1,758,744
4.00%, 07/15/2028 (a)	3,785,000	3,653,512
4.13%, 07/01/2030 (a)	2,610,000	2,443,814
		15,230,032

Metals & Mining - 0.2%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	625,000	624,944

Mortgage REITs - 2.0%
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (a)	4,362,000	4,335,251
4.38%, 01/15/2027 (a)	2,015,000	2,004,817
		6,340,068

Oil & Gas - 0.9%
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/2028	2,805,000	2,803,844

Oil & Gas Services - 1.1%
Kodiak Gas Services LLC, 5.88%, 04/01/2031 (a)	3,540,000	3,557,531

Oil, Gas & Consumable Fuels - 3.5%
Hess Midstream Operations LP
5.88%, 03/01/2028 (a)	3,275,000	3,296,012
5.13%, 06/15/2028 (a)	4,170,000	4,157,747
Sunoco LP, 5.38%, 07/15/2031 (a)	3,545,000	3,516,520
		10,970,279

Pharmaceuticals - 4.5%
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	7,085,000	6,909,858
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,518,000	1,502,909
4.75%, 05/09/2027	3,214,000	3,206,606
6.75%, 03/01/2028	250,000	256,228
5.13%, 05/09/2029 (b)	2,310,000	2,302,549
		14,178,150

Pipelines - 3.7%
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	7,110,000	7,230,323
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028 (a)	1,845,000	1,829,392
7.38%, 02/15/2029 (a)	2,575,000	2,648,998
		11,708,713

REITS - 4.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	3,560,000	3,542,884
4.88%, 05/15/2029 (a)	4,350,000	4,175,549
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	6,085,000	6,068,369
		13,786,802

Software - 2.3%
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	7,350,000	7,354,947

Specialized REITs - 2.3%
SBA Communications Corp.
3.88%, 02/15/2027	5,440,000	5,384,650
3.13%, 02/01/2029	1,950,000	1,847,763
		7,232,413

Telecommunications - 1.5%
WULF Compute LLC, 7.75%, 10/15/2030 (a)	4,375,000	4,622,975

Trading Companies & Distributors - 4.9%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028 (a)	7,740,000	7,737,265
Herc Holdings, Inc.
6.63%, 06/15/2029 (a)	5,055,000	5,138,039
5.75%, 03/15/2031 (a)	2,680,000	2,639,444
		15,514,748
TOTAL CORPORATE BONDS (Cost $299,917,716)		300,063,545

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 3.58% (c)	357,938	357,938
TOTAL SHORT-TERM INVESTMENTS (Cost $357,938)		357,938

TOTAL INVESTMENTS - 94.9% (Cost $300,275,654)		300,421,483
Other Assets in Excess of Liabilities - 5.1%		16,191,157
TOTAL NET ASSETS - 100.0%		$316,612,640

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $350,863.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Chartwell Short Duration High Yield Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$300,063,545	$–	$300,063,545
Money Market Funds	357,938	–	–	357,938
Total Investments	$357,938	$300,063,545	$–	$300,421,483

Refer to the Schedule of Investments for further disaggregation of investment categories.